Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
				SHARES	COST	FAIR VALUE
Equities* — 0.53%:
Common Stocks — 0.49%:
	ESC CB 144A High Ridge¤			2,982	$0	$41,748
	KCA Deutag Ordinary A Shares			25,580	1,103,387	1,391,552
	Travelex Private Equity+¤			17,136	1	0
	Naviera Armas Class B2 Shares Stapled To 1.5L SSNS+¤			1,194	0	0
	Naviera Armas Class B3 Shares+¤			169	0	0
	Naviera Armas Class A3 Shares+¤			133	0	0
	Naviera Armas Class A2 Shares Stapled To 1.5L SSNS+¤			937	0	0
	Total Common Stocks			48,131	1,103,388	1,433,300

Warrant — 0.04%:
	Travelex Topco Limited+			2,218	0	123,125
	Total Warrant			2,218	0	123,125

	Total Equities			50,349	1,103,388	1,556,425

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 131.16%:
Asset-Backed Securities — 14.28%:
CDO/CLO — 14.28%:
	610 FDG 2016-2R CLO LTD, 3M LIBOR + 7.250%+~^	12.06%	1/20/2032	$1,550,000	$1,534,190	$1,422,562
	Anchorage Capital 2016-9A ER2, 3M LIBOR + 6.820%+~^	11.61	7/15/2032	1,500,000	1,485,000	1,328,796
	Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%+~^	11.62	10/15/2030	1,000,000	977,213	890,171
	Anchorage Capital CLO LTD 2021-20 E, 3M LIBOR + 7.350%+~^	12.16	1/22/2035	1,000,000	980,000	895,277
	Ares CLO LTD 2013-27R2, 3M LIBOR + 6.750%+~^	11.55	10/30/2034	1,700,000	1,683,000	1,458,505
	Bain CAP CR CLO 2020-2R LTD, 3M LIBOR + 6.610%+~^	11.41	7/19/2034	1,000,000	990,000	870,472
	Ballyrock CLO LTD 2019-2R, 3M LIBOR + 6.500%+~^	11.42	11/20/2030	2,000,000	2,000,000	1,813,258
	BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%+~^	10.46	10/20/2031	1,000,000	1,000,000	843,362
	Canyon CLO LTD 2019-2R, 3M LIBOR + 6.750%+~^	11.54	10/16/2034	1,000,000	1,000,000	888,089
	Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%+~^	10.71	1/21/2031	750,000	750,000	640,332
	Carlyle US CLO LTD 2019-3R, 3M LIBOR + 6.750%+~^	11.56	10/20/2032	1,000,000	1,000,000	912,527
	Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%+~^	10.11	1/22/2030	700,000	700,000	557,983
	CIFC Funding 2020-1 LTD, 3M LIBOR + 6.250%+~^	11.04	7/15/2036	1,900,000	1,900,000	1,706,557
	Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%+~^	10.29	1/15/2031	1,000,000	1,000,000	867,151
	GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%+~^	11.31	4/22/2030	1,500,000	1,465,052	1,122,004
	GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%+~^	10.19	1/18/2031	500,000	500,000	441,737
	KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%+~^	10.29	10/16/2030	1,500,000	1,500,000	1,261,162
	KKR Financial CLO LTD 34-2, 3M LIBOR + 6.850%+~^	11.64	7/17/2034	2,000,000	1,980,000	1,785,126
	KVK 2016-1A ER2, 3M LIBOR + 7.350%+~^	12.14	10/16/2034	3,000,000	2,970,000	2,408,163
	LCM LTD 2031-30, 3M LIBOR + 6.500%+~^	11.31	4/21/2031	1,100,000	1,100,000	912,272
	Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%+~^	9.17	1/24/2028	1,000,000	1,000,000	910,105
	Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%+~^#	12.36	10/18/2030	2,000,000	1,960,000	1,630,762
	Madison Park Funding LTD XXXV 2019-35R E-R, 3M LIBOR + 6.100%+~^	10.91	4/20/2032	1,400,000	1,400,000	1,294,044
	Madison Park Funding LTD 2019-32R E-R, 3M LIBOR + 6.200%+~^	11.02	1/22/2031	1,000,000	1,000,000	899,861
	Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%+~^	12.46	11/15/2028	1,400,000	1,386,000	1,146,331
	Octagon 2021-57 LTD, 3M LIBOR + 6.600%+~^	11.39	10/16/2034	1,500,000	1,500,000	1,334,128
	OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%+~^	12.71	1/20/2031	2,000,000	1,970,323	1,580,890
	OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%+~^	12.72	7/23/2031	1,500,000	1,477,500	1,210,966
	Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%+~^	10.31	1/21/2031	2,000,000	2,000,000	1,244,758
	Sound Point CLO LTD 2020-27R, 3M LIBOR + 6.560% E-R+~^	11.38	10/25/2034	1,400,000	1,372,000	1,137,249
	Sound Point CLO LTD Series 2020-1A Class ER, 3M LIBOR + 6.860%+~^	11.67	7/20/2034	1,600,000	1,584,000	1,267,733
	TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%+~^	10.31	4/22/2030	1,000,000	959,130	878,220
	Wellfleet CLO LTD 2020-2R, 3M LIBOR + 7.250%+~^	12.04	7/17/2034	1,300,000	1,300,000	1,046,659
	Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%+~^	10.34	1/17/2031	1,500,000	1,500,000	1,081,410
	Wind River 2017-1A ER, 3M LIBOR + 7.060%+~^	11.85	4/18/2036	2,000,000	1,960,000	1,576,342
	Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%+~^	10.72	11/20/2030	1,000,000	1,000,000	811,643
	Total CDO/CLO			50,300,000	49,883,408	42,076,607
	Total Asset-Backed Securities			50,300,000	49,883,408	42,076,607

Bank Loans§ — 15.17%:
Beverage, Food and Tobacco — 0.45%:
	Florida Food Products 2nd Lien T/L, 3M LIBOR + 8.0000%¤~	12.63	10/18/2029	$1,500,000	$1,460,482	$1,320,000
	Total Beverage, Food and Tobacco			1,500,000	1,460,482	1,320,000

Broadcasting and Entertainment — 0.30%:
	Dessert Holdings, 3M LIBOR + 7.2500%~	11.98	6/8/2029	1,000,000	982,700	891,670
	Total Broadcasting and Entertainment			1,000,000	982,700	891,670

Chemicals, Plastics and Rubber — 0.74%:
	Colouroz Investment 2 LLC, 3M LIBOR + 4.2500%~	9.07	9/21/2024	2,302,770	2,295,021	929,743
	Koppers Holdings Inc.¤~	4.00	4/1/2030	1,290,323	1,251,613	1,261,290
	Total Chemicals, Plastics and Rubber			3,593,093	3,546,634	2,191,033

Diversified/Conglomerate Manufacturing — 1.44%:
	CP Iris Holdco I 2nd Lien T/L (IPS), 3M LIBOR + 7.0000%¤~	11.63	9/21/2029	2,398,019	2,374,039	1,918,415
	SunSource, Inc., 3M LIBOR + 8.0000%¤~	12.84	4/30/2026	2,500,000	2,509,311	2,325,000
	Total Diversified/Conglomerate Manufacturing			4,898,019	4,883,350	4,243,415

Diversified/Conglomerate Service — 2.65%:
	Quest Software, SOFR + 7.5000%¤~	12.33	1/18/2030	4,039,773	3,984,177	2,423,864
	Sonicwall, Inc., 3M LIBOR + 7.5000%~	12.20	5/18/2026	2,008,050	1,998,010	1,854,314
	Misys (Finastra), 3M LIBOR + 7.2500%~	10.62	6/16/2025	4,427,472	4,350,961	3,537,949
	Total Diversified/Conglomerate Service			10,475,295	10,333,148	7,816,127

Ecological — 0.41%:
	Patriot Container 2nd Lien T/L, 3M LIBOR + 7.7500%~	12.37	3/20/2026	1,400,000	1,331,597	1,205,750
	Total Ecological			1,400,000	1,331,597	1,205,750

Electronics — 2.90%:
	McAfee Enterprise 2nd Lien T/L, 3M LIBOR + 8.2500%~	12.67	5/3/2029	11,567,000	11,488,545	8,559,580
	Total Electronics			11,567,000	11,488,545	8,559,580

Healthcare, Education and Childcare — 0.87%:
	Clinigen, SONIA + 8.2500%¤+~	12.18	4/5/2030	1,050,000	1,359,214	1,217,557
	Medical Solutions T/L, 3M LIBOR + 7.0000%~	9.88	9/22/2027	1,473,684	1,458,947	1,333,684
	Total Healthcare, Education and Childcare			2,523,684	2,818,161	2,551,241

Hotels, Motels, Inns and Gaming — 0.63%:
	Four Seasons Holdings, Inc., 3M SOFR + 3.2500%~	7.97	11/30/2029	1,865,465	1,838,430	1,863,394
	Total Hotels, Motels, Inns and Gaming			1,865,465	1,838,430	1,863,394

Packaging and Containers — 1.67%:
	Pretium Package Holdings 2nd Lien T/L (9/21), 3M LIBOR + 6.7500%~	11.54	9/21/2029	2,770,637	2,765,294	1,715,495
	Valcour Packaging (MOLD-RITE) 2nd Lien T/L, 3M LIBOR + 7.0000%¤~	11.23	9/30/2029	5,000,000	4,950,000	3,200,000
	Total Packaging and Containers			7,770,637	7,715,294	4,915,495

Printing and Publishing — 0.31%:
	Nielsen Holdings Ltd., 3M SOFR + 5.0000%¤	8.82	4/11/2029	998,752	899,434	896,380
	Total Hotels, Motels, Inns and Gaming			998,752	899,434	896,380

Personal and Non Durable Consumer Products Mfg. Only — 0.33%:
	Journey Personal Care Corp., 3M LIBOR + 4.2500%~	8.98	3/1/2028	1,250,000	987,500	954,950
	Total Packaging and Containers			1,250,000	987,500	954,950

Transportation — 2.47%:
	Kenan Advantage Group 2nd Lien T/L, 3M LIBOR + 7.2500%~	11.88	9/1/2027	5,171,806	5,064,809	4,770,991
	Worldwide Express 2nd Lien T/L, 3M LIBOR + 7.0000%¤~	12.16	7/26/2029	3,000,000	2,955,227	2,490,000
	Total Transportation			8,171,806	8,020,036	7,260,991

	Total Bank Loans			57,013,751	56,305,311	44,670,026

Corporate Bonds — 101.71%:
Aerospace and Defense — 5.64%:
	American Airlines^#	11.75	7/15/2025	$5,337,000	$5,511,245	$5,839,623
	American Airlines Group, Inc.+^#	8.00	9/20/2025	1,169,000	1,160,191	1,176,528
	Spirit Airlines, Inc.^#	9.38	11/30/2029	556,000	556,000	606,735
	TransDigm Group, Inc.#	7.50	3/15/2027	5,893,000	5,900,576	5,878,268
	Triumph Group, Inc.^	9.00	3/15/2028	886,000	886,000	886,000
	Triumph Group, Inc.#	7.75	8/15/2025	2,289,000	2,289,000	2,100,615
	TVL Finance PLC, SONIA + 5.395%+~#	7.04	7/15/2025	100,000	111,458	119,659
	Total Aerospace and Defense			16,230,000	16,414,470	16,607,428

Automobile — 1.71%:
	Adient PLC+^	8.25	4/15/2031	870,000	870,000	895,708
	Faurecia SE+	7.25	6/15/2026	1,385,000	1,471,551	1,547,256
	INA-Holding Schaeffler GmbH & Co KG+	8.75	5/15/2028	2,350,000	2,531,778	2,603,732
	Total Automobile			4,605,000	4,873,329	5,046,696

Automotive — 1.97%:
	Ford Motor Company#	9.63	4/22/2030	5,000,000	5,923,185	5,805,790
	Total Automotive			5,000,000	5,923,185	5,805,790

Broadcasting and Entertainment — 7.38%:
	Banijay+#	6.50	3/1/2026	3,700,000	3,881,362	3,920,352
	Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	3,337,000	3,412,668	2,502,750
	Clear Channel Worldwide Holdings Inc.^#	7.50	6/1/2029	3,358,000	3,420,926	2,426,155
	Cox Media Group^#	8.88	12/15/2027	5,357,000	5,550,002	4,049,892
	Dish Dbs Corporation#	7.38	7/1/2028	6,000,000	5,427,910	3,421,980
	Dish Network Corporation^#	11.75	11/15/2027	1,770,000	1,765,291	1,703,625
	iHeartCommunications, Inc.#	8.38	5/1/2027	2,570,000	2,610,985	1,873,748
	Reorganized ISA SA+^	6.50	3/15/2030	1,000,000	906,913	916,730
	Townsquare Media, LLC^#	6.88	2/1/2026	1,000,000	1,018,561	946,010
	Total Broadcasting and Entertainment			28,092,000	27,994,618	21,761,242

Buildings and Real Estate — 4.28%:
	Ashton Woods USA, LLC^#	6.63	1/15/2028	1,000,000	904,248	906,511
	Ashton Woods USA, LLC^	4.63	4/1/2030	100,000	79,959	82,337
	Maison Hold Limited+#	6.00	10/31/2027	1,045,000	1,419,991	1,050,992
	Mattamy Group Corporation+^	4.63	3/1/2030	1,979,000	1,521,544	1,720,896
	Mattamy Group Corporation^#	5.25	12/15/2027	0	(70)	0
	New Enterprise Stone & Lime Co.^#	5.25	7/15/2028	949,000	859,728	838,815
	New Enterprise Stone & Lime Co.^#	9.75	7/15/2028	8,395,000	8,667,826	8,017,225
	Total Buildings and Real Estate			13,468,000	13,453,226	12,616,776

Cargo Transport — 2.18%:
	Atlas Corporation+^	5.50	8/1/2029	4,786,000	3,898,621	3,732,237
	Railworks Hldgs Lp / Railworks Sr^#	8.25	11/15/2028	2,881,000	2,814,642	2,679,330
	Total Cargo Transport			7,667,000	6,713,263	6,411,567

Chemicals, Plastics and Rubber — 6.05%:
	Consolidated Energy Finance SA+^#	6.50	5/15/2026	492,000	436,393	449,565
	ITT Holdings LLC^#	6.50	8/1/2029	6,018,000	5,628,250	5,081,118
	LSF11 A5 Holdco LLC^	6.63	10/15/2029	3,983,000	3,549,894	3,349,186
	Olympus Water US Holding Corporation^#	7.13	10/1/2027	1,500,000	1,480,031	1,408,500
	Olympus Water US Holding Corporation^#	6.25	10/1/2029	2,348,000	2,163,170	1,759,122
	Prince^	9.00	2/15/2030	3,689,000	3,688,763	2,831,666
	Proman AG^	5.63	10/15/2028	3,427,000	2,940,573	2,947,905
	Total Chemicals, Plastics and Rubber			21,457,000	19,887,074	17,827,062

Commercial Services — 0.12%:
	Apcoa Parking Holdings+#	4.63	1/15/2027	385,000	455,648	355,480
	Total Commercial Services			385,000	455,648	355,480

Containers, Packaging and Glass — 6.59%:
	Ardagh Packaging+#	4.75	7/15/2027	100,000	105,323	94,287
	Novolex Holdings, Inc.^#	8.75	4/15/2030	7,423,000	6,738,645	6,745,576
	SCI Packaging Inc.^#	7.88	8/15/2026	2,440,000	2,440,000	2,440,000
	SCI Packaging Inc.^	9.25	4/15/2027	1,327,000	1,210,908	1,226,135
	Tekni-Plex^#	9.25	8/1/2024	9,000,000	8,957,790	8,909,097
	Total Containers, Packaging, and Glass			20,290,000	19,452,666	19,415,095

Diversified/Conglomerate Manufacturing — 1.56%:
	Chart Industries Inc.^#	7.50	1/1/2030	948,000	949,653	979,493
	Heat Exchangers+#	7.78	10/9/2025	652,344	702,229	389,009
	International Desi+#	6.50	11/15/2025	650,000	749,873	678,155
	Manitowoc Cranes^#	9.00	4/1/2026	2,538,000	2,541,377	2,542,086
	Total Diversified/Conglomerate Manufacturing			4,788,344	4,943,132	4,588,743

Diversified/Conglomerate Service — 8.74%:
	Albion Fing 1 S A R L & Aggre Sr+^#	8.75	4/15/2027	1,800,000	1,808,588	1,554,423
	Apollo Asset Management, Inc.^#	6.25	1/15/2028	4,000,000	3,693,203	3,740,000
	Bcp V Modular Ser+#	6.75	11/30/2029	1,000,000	1,155,455	861,804
	Global Infrastructure Solutions, Inc.^	7.50	4/15/2032	5,298,000	4,738,387	4,558,962
	Libra Group Bhd+#	5.00	5/15/2027	700,000	850,082	637,309
	Presidio, Inc.^#	8.25	2/1/2028	5,462,000	5,423,121	5,189,883
	Sabre Holdings^#	9.25	4/15/2025	1,751,000	1,757,648	1,633,823
	Sabre Holdings Corporation^	11.25	12/15/2027	317,000	311,385	295,393
	Summer BC Holdco+#	9.25	10/31/2027	1,666,932	2,097,633	1,481,470
	United Site Services^	8.00	11/15/2029	2,397,000	2,374,500	1,591,608
	Verisure Midholding AB+	7.13	2/1/2028	915,000	994,382	990,585
	Verisure Midholding+#	5.25	2/15/2029	3,575,000	4,323,935	3,218,151
	Total Diversified/Conglomerate Service			28,881,932	29,528,319	25,753,411

Electronics — 0.60%:
	Veritas Bermuda Ltd.^#	7.50	9/1/2025	2,356,000	2,181,916	1,775,208
	Total Electronics			2,356,000	2,181,916	1,775,208

Finance — 7.28%:
	Avolon Holdings+^#	6.50	9/15/2024	8,820,964	7,919,826	7,959,509
	Galaxy Bidco Ltd.+#	6.50	7/31/2026	500,000	666,928	552,033
	Madison Dearborn Partners LLC^#	7.50	10/1/2030	2,000,000	1,987,500	1,932,460
	OneMain Finance Corporation+	4.50	8/28/2051	500,000	516,184	519,084
	OneMain Finance Corporation#	6.13	3/15/2024	1,000,000	988,939	977,500
	PRA Group^#	8.38	2/1/2028	2,015,000	2,015,000	2,020,239
	Progressive Holdings^	6.00	11/15/2029	3,631,000	3,224,526	3,086,373
	Travelex¤+	12.50	8/5/2025	2,842,506	3,626,557	4,418,185
	Travelex¤+#>	8.00	5/15/2023	4,600,000	5,097,344	0
	Total Finance			25,909,470	26,042,804	21,465,383

Healthcare, Education and Childcare — 6.42%:
	AdaptHealth LLC^	4.63	8/1/2029	602,000	489,426	501,234
	Athena Health Inc.^	6.50	2/15/2030	7,619,000	6,027,146	6,166,760
	Bausch Health Companies Inc.+^#	9.00	12/15/2025	2,707,000	2,701,864	2,154,290
	Bausch Health Companies Inc.+^#	9.00	1/30/2028	337,000	752,574	334,473
	Bausch Health Companies Inc.+^#	11.00	9/30/2028	598,000	1,111,704	436,353
	Bausch Health Companies Inc.+^#	14.00	10/15/2030	118,000	153,817	66,428
	Cidron Aida Finco+#	6.25	4/1/2028	1,650,000	2,275,266	1,727,774
	Community Health System Inc.^#	6.88	4/15/2029	286,000	286,000	177,060
	Consensus Cloud Solutions Inc.^	6.50	10/15/2028	717,000	614,044	594,598
	Neogen Corporation^#	8.63	7/20/2030	1,654,000	1,654,000	1,767,111
	Nidda BondCo GmbH+	7.50	8/21/2026	500,000	511,866	529,402
	Radiology Partners Inc.^#	9.25	2/1/2028	8,096,000	8,538,909	4,473,040
	Total Healthcare, Education and Childcare			24,884,000	25,116,616	18,928,523

Home and Office Furnishings, Housewares, and Durable Consumer Products — 3.31%:
	BCPE Ulysses Intermediate Inc^#	7.75	4/1/2027	8,121,000	7,754,477	6,374,985
	LBM Borrower, LLC^	6.75	5/15/2026	1,659,000	1,409,567	853,138
	Staples Inc.^#	10.75	4/15/2027	3,478,000	3,564,054	2,521,550
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			13,258,000	12,728,098	9,749,673

Internet — 0.23%:
	Millenium Escrow Corporation SR NT26^#	6.63	8/1/2026	1,035,000	1,044,598	672,750
	Total Internet			1,035,000	1,044,598	672,750

Leisure, Amusement, Entertainment — 2.82%:
	Allegiant Travel Co.^	7.25	8/15/2027	1,768,000	1,730,009	1,760,044
	Carnival Corp.+^	6.00	5/1/2029	1,873,000	1,495,448	1,491,133
	Carnival Corp.+	10.13	2/1/2026	750,000	924,497	854,047
	Center Parcs+#	6.50	8/28/2050	1,050,000	1,467,985	1,224,033
	Golden Entertainment Inc.^#	7.63	4/15/2026	2,000,000	1,970,976	2,017,000
	Silk TopCo AS+	3.38	2/24/2025	1,000,000	854,332	976,054
	Total Leisure, Amusement, Entertainment			8,441,000	8,443,247	8,322,311

Lodging — 0.07%:
	SANI/IKOS Financial Holdings+	5.63	12/15/2026	215,000	253,957	215,448
	Total Lodging			215,000	253,957	215,448

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 0.74%:
	Harsco Corp.^	5.75	7/31/2027	1,000,000	879,464	785,040
	Sarens+#	5.75	2/21/2027	1,625,000	1,783,930	1,392,233
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			2,625,000	2,663,394	2,177,273

Mining, Steel, Iron and Non-Precious Metals — 8.66%:
	Consol Energy Inc.^#	11.00	11/15/2025	3,287,000	3,393,926	3,364,243
	Coronado Global Resources Inc.+^#	10.75	5/15/2026	4,846,000	5,135,743	5,059,539
	First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,579,458	9,766,984
	First Quantum Minerals+^#	6.88	10/15/2027	200,000	200,000	194,102
	Hecla Mining Company#	7.25	2/15/2028	4,699,000	4,997,519	4,746,037
	Warrior Met Coal Inc^#	7.88	12/1/2028	2,378,000	2,388,758	2,391,353
	Total Mining, Steel, Iron and Non-Precious Metals			25,185,000	25,695,404	25,522,258

Oil and Gas — 16.63%:
	Antero Resources Corp.^#	7.63	2/1/2029	930,000	986,629	951,427
	Calumet Specialty Products^#	9.25	7/15/2024	2,850,000	2,808,570	2,850,000
	CGG SA+#	7.75	4/1/2027	1,500,000	1,787,033	1,374,610
	CVR Energy Inc.^#	5.75	2/15/2028	0	(378)	0
	Enlink Midstream Partners LP#	5.60	4/1/2044	5,413,000	3,609,306	4,384,530
	Enlink Midstream Partners LP#	5.45	6/1/2047	3,000,000	2,395,068	2,390,940
	Genesis Energy LP#	7.75	2/1/2028	3,408,000	3,185,473	3,303,394
	Genesis Energy LP#	8.00	1/15/2027	2,639,000	2,639,907	2,603,505
	Harvest Midstream I L P^#	7.50	9/1/2028	1,458,000	1,469,863	1,454,093
	Hilcorp Energy I L P^#	6.25	11/1/2028	3,202,000	2,873,534	3,038,624
	KCA Deutag+#	9.88	12/1/2025	1,179,286	1,179,286	1,163,573
	KCA Deutag International Limited+	15.00	12/1/2027	840,998	840,998	827,332
	KCA Deutag (12.06), SOFR + 9.0000%+~	12.06	12/1/2025	1,343,874	1,343,874	1,343,034
	Neptune Energy Bondco PLC+^#	6.63	5/15/2025	7,028,000	6,751,928	6,811,963
	Nabors Industries LTD+^#	7.25	1/15/2026	802,000	773,848	757,779
	Nabors Industries LTD+^#	7.50	1/15/2028	630,000	596,889	580,659
	NGL Energy Finance Corp.^#	7.50	2/1/2026	3,031,000	3,092,287	2,925,053
	Occidental Pete Corp.#	8.50	7/15/2027	4,523,000	4,558,797	4,975,300
	Occidental Pete Corp.#	7.88	9/15/2031	2,500,000	2,634,606	2,808,025
	Range Res Corp#	8.25	1/15/2029	494,000	499,822	513,651
	Waldorf Production UK LD+#	9.75	10/1/2024	649,458	647,852	649,458
	Weatherford Internatinoal Ltd Bermuda SR SEC Global+^	6.50	9/15/2028	143,000	143,000	143,245
	Weatherford Intl Ltd Bermuda Sr Glbl+^#	8.63	4/30/2030	3,092,000	3,106,762	3,163,302
	Total Oil and Gas			50,656,616	47,924,954	49,013,497

Personal Transportation — 0.12%:
	Naviera Armas¤+#	14.77	3/31/2026	486,912	634,783	369,641
	Total Personal Transportation			486,912	634,783	369,641

Printing and Publishing — 2.35%:
	Cimpress PLC+#	7.00	6/15/2026	2,069,000	2,069,000	1,690,539
	Getty Images Inc.^#	9.75	3/1/2027	5,234,000	5,365,083	5,227,457
	Total Printing and Publishing			7,303,000	7,434,083	6,917,996

Retail Store — 0.15%:
	Marcolin S.p.A+	6.13	11/15/2026	475,000	578,239	432,202
	Total Retail Store			475,000	578,239	432,202

Telecommunications — 3.80%:
	Altice France Holding S.A.+^#	10.50	5/15/2027	4,440,000	4,422,157	3,396,600
	Commscope Inc.^#	8.25	3/1/2027	1,173,000	1,135,897	935,467
	Digicel Limited ¤+^#>	8.25	9/30/2025	2,500,000	2,491,364	0
	Frontier Communications Corporation^#	8.75	5/15/2030	774,000	774,000	770,912
	Frontier Communications Hldgs Sr Sec Glbl^#	6.00	1/15/2030	3,976,000	3,316,093	3,023,927
	Telefonica SA+	7.13	11/23/2171	1,400,000	1,524,573	1,542,979
	Uniti Group LP / Uniti Group Finance Inc.^#	6.50	2/15/2029	330,000	330,000	201,300
	Viasat^#	6.50	7/15/2028	790,000	790,000	583,601
	Vodafone Group PLC+	6.25	10/3/2078	750,000	735,525	734,063
	Total Telecommunications			16,133,000	15,519,609	11,188,849

Textiles and Leather — 0.08%:
	Hanesbrand Inc.^#	9.00	2/15/2031	218,000	218,000	223,177
	Total Retail Store			218,000	218,000	223,177

Transportation — 1.98%:
	Carriage Purchaser Inc.^#	7.88	10/15/2029	7,106,000	6,326,649	5,258,635
	Castor S.p.A., 3M EURIBOR + 5.250%+~#	8.21	2/15/2029	477,000	542,554	493,109
	Titan Holdings II+#	5.13	7/15/2029	113,000	133,866	93,830
	Total Transportation			7,696,000	7,003,069	5,845,574

Utilities — 0.25%:
	Electricite de France SA+~	4.00	10/4/2171	700,000	715,781	726,317
	Total Utilities			700,000	715,781	726,317

	Total Corporate Bonds			338,441,274	333,837,482	299,735,370

	Total Fixed Income			445,755,025	440,026,201	386,482,003

	Total Investments				$441,129,589	$388,038,428

Other assets and liabilities — (31.69)%						(93,375,425)
	Net Assets — 100%					$294,663,003

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	LIBOR - London Interbank Offered Rate
	EURIBOR - Euro Interbank Offered Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2023.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2023. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2023.

	United States of America	81.3%
	United Kingdom	6.2%
	Zambia	2.6%
	France	2.2%
	Luxembourg	1.1%
	Australia	1.3%
	Sweden	1.1%
	Germany	1.0%
	(Individually less than 1%)	3.2%
		100.0%

A summary of outstanding derivatives at March 31, 2023 is as follows:

Schedule of Open Forward Currency Contracts
March 31, 2023

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
2,540,187	USD	2,548,743	EUR	JP Morgan Chase	4/3/2023	(8,556)
26,582,237	USD	26,846,550	EUR	JP Morgan Chase	4/17/2023	(264,313)
11,169,579	USD	11,374,706	GBP	Morgan Stanley	4/17/2023	(205,127)
						$(477,996)

(1) Values are listed in U.S. dollars.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$1,391,552	$41,748	$1,433,300
Warrants	-	123,125	-	123,125
Total Equities:	-	1,514,677	41,748	1,556,425

Fixed Income:
Asset-Backed Securities	-	42,076,607	-	42,076,607
Bank Loans	-	19,403,618	24,048,851	43,452,469
Corporate Bonds	-	296,165,101	4,787,826	300,952,927
Total Fixed Income	-	357,645,326	28,836,677	386,482,003

Foreign Exchange Contracts	-	-	-	-

Total Assets:	$-	$359,160,003	$28,878,425	$388,038,428

Liabilities:
Foreign Exchange Contracts:	$-	$477,996	$-	$477,996
Total Liabilities:	$-	$477,996	$-	$477,996

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2023. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $28,836,677. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments:

Type of Assets	Fair Value as of March 31, 2023	Valuation Technique(s)	Unobservable Input

Equities:
ESC CB 144A High Ridge	$41,748	Expected Transaction	$14.00; Value derived from pending receipt
	$41,748

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $11,430,560 was transferred from Level 2 to Level 3 for the period from December 31, 2022, through March 31, 2022. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2022	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT MARCH 31, 2023	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF MARCH 31, 2023
Equities
ESC CB 144A High Ridge	41,748	-	-	-	-	-	-	-	41,748	-
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Tourmaline Excrow Cash	884,606	-	-	-	(912,667)	-	912,667	(884,606)	-	(884,606)
Travelex Private Equity	-	-	-	-	-	-	-	-	-	-
Common Stocks	926,354	-	-	-	(912,667)	-	912,667	(884,606)	41,748	(884,606)
Travelex Topco Limited	120,666	-	(120,666)	-	-	-	-	-	-	-
Warrants	120,666	-	(120,666)	-	-	-	-	-	-	-
Total Equities	1,047,020	-	(120,666)	-	(912,667)	-	912,667	(884,606)	41,748	(884,606)

Bank Loans
Clinigen	-	1,177,372	-	-	-	445	-	39,740	1,217,557	39,740
CP Iris Holdco I 2nd Lien T/L (IPS)	-	2,014,336	-	-	-	-	-	(95,921)	1,918,415	(95,921)
Dessert Holdings	900,000	-	-	-	-	-	-	(8,330)	891,670	(8,330)
Florida Food Products 2nd Lien T/L	1,350,000	-	-	-	-	911	-	(30,911)	1,320,000	(30,911)
Kenan Advantage Group 2nd Lien T/L	4,745,132	-	-	-	-	4,255	-	21,604	4,770,991	21,604
Koppers Holdings, Inc.	-	-	-	1,251,613	-	-	-	9,677	1,261,290	9,677
Medical Solutions T/L	1,355,789	-	-	-	-	-	-	(22,105)	1,333,684	(22,105)
Naviera Armas Bridge	133,210	-	-	-	(143,052)	(589)	10,888	(457)	-	(457)
Naviera Armas Bridge	6,734	-	-	-	(7,231)	-	118	379	-	379
Naviera Armas Bridge	116,315	-	-	-	(124,909)	(2,064)	2,440	8,218	-	8,218
Naviera Armas Bridge	72,438	-	-	-	(77,789)	-	254	5,097	-	5,097
Neptune Energy Group Ltd.	-	-	-	898,876	-	558	-	(3,054)	896,380	(3,054)
Quest Software	-	3,371,352	-	-	(1,135,404)	-	(404,693)	592,609	2,423,864	592,609
SunSource, Inc.	-	2,381,250	-	-	-	(617)	-	(55,633)	2,325,000	(55,633)
Valcour Packaging (MOLD-RITE) 2nd Lien T/L	3,750,000	-	-	-	-	-	-	(550,000)	3,200,000	(550,000)
Worldwide Express 2nd Lien T/L	-	2,486,250	-	-	-	-	-	3,750	2,490,000	3,750
Bank Loans	12,429,618	11,430,560	-	2,150,489	(1,488,385)	2,899	(390,993)	(85,337)	24,048,851	(85,337)

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
Naveria Armas	357,193	-	-	30,860	-	(5,222)	-	(13,190)	369,641	(13,190)
Travelex	-	-	-	-	-	-	-	-	-	-
Travelex	4,011,338	-	-	347,853	-	12,243	-	46,751	4,418,185	46,751
Corporate Bonds	4,368,531	-	-	378,713	-	7,021	-	33,561	4,787,826	33,561
Total	$ 17,845,169	$ 11,430,560	$ (120,666)	$ 2,529,202	$ (2,401,052)	$ 9,920	$ 521,674	$ (936,382)	$ 28,878,425	$ (936,382)